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                          HSBC INVESTOR LIFELINE FUNDS
                HSBC INVESTOR CONSERVATIVE INCOME STRATEGY FUND

                       SUPPLEMENT DATED OCTOBER 19, 2006
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2006
                          FOR CLASS A, B AND C SHARES

THE FEES AND EXPENSES TABLE ON PAGE 23 OF THE PROSPECTUS IS REVISED AS FOLLOWS:

The second line of the table under 'Shareholder Transaction Expenses,' which indicates the 'Maximum deferred sales charge (load) (as a percentage of the sales price),' is hereby corrected to reflect that this amount is 1% for Class C Shares.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
REFERENCE.